Consolidated Statements of Cash Flows - USD ($)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating Activities
Net income		$ 63,000,000	$ 171,000,000	$ 158,000,000
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization		40,000,000	32,000,000	24,000,000
Representation and warranty (benefit)		(13,000,000)	(19,000,000)	(19,000,000)
Provision (benefit) for loan losses		6,000,000	(8,000,000)	(19,000,000)
Changes in valuation allowance on DTAs		0	2,000,000	11,000,000
Net gain on loan and asset sales		(268,000,000)	(314,000,000)	(288,000,000)
Proceeds from sales of HFS		9,245,000,000	16,168,000,000	18,467,000,000
Origination, premium paid and purchase of loans, net of principal repayments		(34,235,000,000)	(32,295,000,000)	(28,008,000,000)
Change in fair value and other non-cash changes		(280,000,000)	(168,000,000)	(132,000,000)
Net change in:
Accrued interest receivable		(11,000,000)	(1,000,000)	(8,000,000)
Deferred income taxes		150,000,000	76,000,000	67,000,000
Other assets, excludes purchase of other investments		23,000,000	(39,000,000)	239,000,000
Other liabilities		(42,000,000)	55,000,000	(11,000,000)
Net cash (used in) operating activities		(25,322,000,000)	(16,340,000,000)	(9,519,000,000)
Investing Activities
Proceeds from sale of AFS securities including loans that have been securitized		24,646,000,000	17,422,000,000	9,098,000,000
Collection of principal on investment securities AFS		218,000,000	187,000,000	218,000,000
Purchase of investment securities AFS and other		(904,000,000)	(680,000,000)	(1,148,000,000)
Collection of principal on investment securities HTM		154,000,000	190,000,000	85,000,000
Purchase of investment securities HTM and other		0	(15,000,000)	(217,000,000)
Proceeds received from the sale of LHFI		104,000,000	229,000,000	946,000,000
Net origination, purchase, and principal repayments of LHFI		(1,760,000,000)	(1,054,000,000)	(3,106,000,000)
Purchase of bank owned life insurance		(50,000,000)	(85,000,000)	(175,000,000)
Net purchase of FHLB stock		(123,000,000)	(10,000,000)	(15,000,000)
Acquisition of premises and equipment, net of proceeds		(97,000,000)	(52,000,000)	(46,000,000)
Proceeds from the sale of MSRs		309,000,000	69,000,000	245,000,000
Other, net		(3,000,000)	0	0
Net cash provided by investing activities		22,494,000,000	16,201,000,000	5,885,000,000
Financing Activities
Net change in deposit accounts		134,000,000	866,000,000	866,000,000
Net change in short term FHLB borrowings and other short-term debt		2,480,000,000	(336,000,000)	1,902,000,000
Proceeds from increases in FHLB long-term advances and other debt		255,000,000	445,000,000	1,500,000,000
Repayment of long-term FHLB advances		(50,000,000)	(425,000,000)	(375,000,000)
Repayment of trust preferred securities and long-term debt		0	0	(88,000,000)
Net receipt of payments of loans serviced for others		22,000,000	(64,000,000)	(76,000,000)
Preferred stock dividends		0	(105,000,000)	0
Redemption of preferred stock		0	(267,000,000)	0
Net receipt (disbursement) of escrow payments		3,000,000	(5,000,000)	5,000,000
Other		(1,000,000)	0	0
Net cash provided by financing activities		2,843,000,000	109,000,000	3,734,000,000
Net increase (decrease) in cash, cash equivalents and restricted cash (1)	[1]	15,000,000	(30,000,000)	100,000,000
Beginning cash, cash equivalents and restricted cash	[1]	208,000,000	238,000,000	138,000,000
Ending cash, cash equivalents and restricted cash	[1]	223,000,000	208,000,000	238,000,000
Supplemental disclosure of cash flow information
Interest paid on deposits and other borrowings		136,000,000	112,000,000	58,000,000
Income tax payments		5,000,000	7,000,000	6,000,000
Non-cash reclassification of investment securities AFS to HTM		0	0	1,112,000,000
Non-cash reclassification of LHFI to LHFS		131,000,000	1,331,000,000	1,140,000,000
Non-cash reclassification of mortgage loans HFS to HFI		1,000,000	2,000,000	30,000,000
Non-cash reclassification of mortgage LHFS to AFS securities		24,345,000,000	17,130,000,000	8,853,000,000
Non-cash reclassification of loans with government guarantees to other assets		0	0	373,000,000
MSRs resulting from sale or securitization of loans		$ 288,000,000	$ 228,000,000	$ 260,000,000

[1]	For further information on restricted cash, see Note 11 - Derivatives.